VARIABLE
================================================================================
ANNUITY III
1998 ANNUAL REPORT


[SBL LOGO]
SECURITY BENEFIT LIFE
INSURANCE COMPANY
A Member of The Security Benefit
Group of Companies

                    A MESSAGE FROM THE CHAIRMAN OF THE BOARD

Security Benefit is poised on the brink of exciting change. Over the past year, we have aggressively focused on relationship management and forging new strategic partnerships. As good as the Security Benefit team is, as strong as our management, research and fundamentals are, we still recognize opportunities to bring more talent to the table. Making certain our cultures are compatible and our goals are aligned, we've formed relationships that bring value to both our customers and those who represent us.

Our successful team led the company to a record year of profits and sales.

*  Sales totaled $1.1 billion, a 35% increase from 1997

*  Profits were up 13.6%

*  Assets under management rose 12% to $8.8 billion

*  GAAP Equity rose 14.4%

In 1998, WORKING MOTHER magazine again selected Security Benefit as one of the 100 Best Companies for working mothers. We are very proud of the continued recognition we receive for Security Benefit and believe that it directly affects the quality of our service to our customers.

Security Benefit's financial strength and stability also continue to be recognized. During 1998, Security Benefit was upgraded to an AA- (very strong) rating from Standard & Poor's. We are also rated:

*  AA- (very high) by Duff & Phelps

*  A+ (superior) by A. M. Best

The strides we are making now shape our strategies and vision for the future. By providing more products that offer choices to our customers, we position our organization as one of the most responsive and flexible in the industry. This combination of innovative products and service-oriented associates enables us to continue meeting the needs of sophisticated customers well into the next millennium.

HOWARD R. FRICKE

Howard R. Fricke
Chairman of the Board
and Chief Executive Officer

Rating information applies to Security Benefit Life Insurance Company. The ratings should not be considered as bearing on the investment performance of assets held in any separate account.

BOARD OF DIRECTORS

HOWARD R. FRICKE
Chairman of the Board and CEO
Security Benefit Life Insurance Company
Topeka, Kansas

THOMAS R. CLEVENGER
Investments
Wichita, Kansas

SISTER LORETTO MARIE COLWELL
President and CEO
St. Francis Hospital and Medical Center
Topeka, Kansas

JOHN C. DICUS
Chairman of the Board
Capitol Federal Savings & Loan Association
Topeka, Kansas

STEVEN J. DOUGLASS
Chairman and CEO
Payless ShoeSource
Topeka, Kansas

WILLIAM W. HANNA
President & Chief Operating Officer
Koch Industries
Wichita, Kansas

JOHN E. HAYES, JR.
Chairman of the Board and CEO (Ret.)
Western Resources, Inc.
Topeka, Kansas

LAIRD G. NOLLER
President
Noller Automotive Group
Lawrence, Kansas

FRANK SABATINI
Chairman of the Board and CEO
Capital City Bank
Topeka, Kansas

ROBERT C. WHEELER
Chairman and CEO
Hill's Pet Nutrition, Inc.
Topeka, Kansas

                          NOTICE OF MEETING OF MEMBERS

The annual meeting of members of Security Benefit Mutual Holding Company (the "Mutual Holding Company") will be held on Tuesday, June 1, 1999, at 700 SW Harrison St., Topeka, Kansas, at 1:00 p.m. Each owner of an insurance policy issued by Security Benefit Life Insurance Company is a member of the Mutual Holding Company and is entitled to vote, either in person or by proxy, on all matters coming before the meeting. Proxies are available from the corporate secretary and must be returned no later than May 31, 1999.

This report is submitted only for the general information of Security Benefit Life Variable Annuity contractowners and participants and is not authorized for distribution to the public.

For More Information Call
1-800-888-2461

www.securitybenefit.com

REPORT OF INDEPENDENT AUDITORS

THE CONTRACT OWNERS OF SBL VARIABLE ANNUITY
ACCOUNT III AND THE BOARD OF DIRECTORS OF
SECURITY BENEFIT LIFE INSURANCE COMPANY

We have audited the accompanying balance sheet of SBL Variable Annuity Account III (the Account) (comprised of the individual series as indicated therein) as of December 31, 1998, and the related statements of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1998, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the individual series of the SBL Variable Annuity Account III at December 31, 1998, and the results of their operations and changes in their net assets for the year then ended in conformity with generally accepted accounting principles.

                                                               Ernst & Young LLP

February 5, 1999

VARIABLE ANNUITY ACCOUNT III
================================================================================
BALANCE SHEET                                                  DECEMBER 31, 1998
--------------------------------------------------------------------------------
ASSETS                 (DOLLARS IN THOUSANDS - EXCEPT PER SHARE AND UNIT VALUES)


Investments:
  SBL Fund:
    Series A (Growth Series) - 284,337 shares at net asset value of
      $34.27 per share (cost, $8,353).................................   $ 9,744
    Series B (Growth-Income Series) - 81,078 shares at net asset
      value of $39.68 per share (cost, $3,264)........................     3,217
    Series C (Money Market Series) - 164,641 shares at net asset
      value of $12.53 per share (cost, $2,032)........................     2,063
    Series D (Worldwide Equity Series) - 77,862 shares at net asset
      value of $6.74 per share (cost, $493)...........................       525
    Series E (High-Grade Income Series) - 47,503 shares at net asset
      value of $12.42 per share (cost, $569)..........................       590
    Series J (Emerging Growth Series) - 29,765 shares at net asset
      value of $22.51 per share (cost, $593)..........................       670
    Series K (Global Aggressive Bond Series) - 56 shares at net asset
      value of $9.56 per share (cost, $1).............................         1
    Series M (Specialized Asset Allocation Series) - 685 shares at
      net asset value of $12.87 per share (cost, $9)..................         9
    Series N (Managed Asset Allocation Series) - 8,802 shares at net
      asset value of $16.01 per share (cost, $127)....................       141
    Series O (Equity Income Series) - 6,835 shares at net asset value
      of $18.35 per share (cost, $119)................................       125
    Series S (Social Awareness Series) - 4,224 shares at net asset
      value of $28.40 per share (cost, $83)...........................       120
                                                                          ------
Total assets..........................................................   $17,205
                                                                          ======

                            See accompanying notes.

NET ASSETS

Net assets are represented by (NOTE 3):

                                         NUMBER      UNIT
                                        OF UNITS     VALUE     AMOUNT
                                        --------     -----     ------
Growth Series:
   Accumulation units................    80,468     $118.53    $9,538
   Annuity reserves..................     1,739      118.53       206    $ 9,744
                                                               ------
Growth-Income Series:
   Accumulation units................    33,454       95.14     3,183
   Annuity reserves..................       358       95.14        34      3,217
                                                               ------
Money Market Series:
   Accumulation units                    66,396       29.76     1,976
   Annuity reserves..................     2,931       29.76        87      2,063
                                                               ------
Worldwide Equity Series:
   Accumulation units................    23,168       21.67       502
   Annuity reserves..................     1,042       21.67        23        525
                                                               ------
High-Grade Income Series:
   Accumulation units................    19,888       29.67                  590

Emerging Growth Series:
   Accumulation units................    24,459       26.83       656
   Annuity reserves..................       514       26.83        14        670
                                                               ------
Global Aggressive Bond Series:
   Accumulation units................        35       15.18                    1

Specialized Asset Allocation Series:
   Accumulation units................       603       14.62                    9

Managed Asset Allocation Series:
   Accumulation units................     8,256       17.07                  141

Equity Income Series:
   Accumulation units................     6,380       19.66                  125

Social Awareness Series:
   Accumulation units................     3,711       32.32                  120
                                                                          ------
Total net assets                                                         $17,205
                                                                          ======
                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT III
================================================================================
STATEMENT OF OPERATIONS AND
CHANGES IN NET ASSETS                               YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------
                                                                  (IN THOUSANDS)

                                                                     GROWTH-       MONEY       WORLDWIDE     HIGH-GRADE     EMERGING
                                                         GROWTH      INCOME        MARKET       EQUITY         INCOME        GROWTH
                                                         SERIES      SERIES        SERIES       SERIES         SERIES        SERIES
                                                        ----------------------------------------------------------------------------
Dividend distributions................................  $    50      $    58      $    91       $   9          $  38         $   3
Expenses (NOTE 2):
   Mortality and expense risk fee.....................      (53)         (48)         (37)          2             (8)            5
   Administrative fee.................................       (1)         ---          ---         ---            ---           ---
                                                        ----------------------------------------------------------------------------
Net investment income (loss)..........................       (4)          10           54          11             30             8
Capital gain distributions............................      644          369          ---          48            ---            55
Realized gain (loss) on investments...................    1,185          203           (5)         19            (19)           72
Unrealized appreciation (depreciation) on investments.      337         (412)          57          20             26             6
                                                        ----------------------------------------------------------------------------
Net realized and unrealized gain on investments.......    2,166          160           52          87              7           133
                                                        ----------------------------------------------------------------------------
Net increase in net assets resulting from operations..    2,162          170          106          98             37           141
Net assets at beginning of year.......................    9,098        3,286        1,740         402            638           647
Variable annuity deposits (NOTES 2 AND 3).............    2,630        1,958        5,646         389            116           274
Terminations and withdrawals (NOTES 2 AND 3)..........   (3,979)      (2,193)      (5,406)       (359)          (186)         (377)
Annuity payments (NOTES 2 AND 3)......................     (167)          (4)         (23)         (5)           (15)          (15)
                                                        ----------------------------------------------------------------------------
Net assets at end of year.............................  $ 9,744      $ 3,217      $ 2,063       $ 525          $ 590         $ 670
                                                        ============================================================================

                            See accompanying notes.

                                                          GLOBAL         SPECIALIZED         MANAGED
                                                        AGGRESSIVE          ASSET             ASSET          EQUITY         SOCIAL
                                                           BOND          ALLOCATION        ALLOCATION        INCOME        AWARENESS
                                                          SERIES           SERIES            SERIES          SERIES         SERIES
                                                        ----------------------------------------------------------------------------
Dividend distributions................................     $---             $---              $  2           $  1            $---
Expenses (NOTE 2):
   Mortality and expense risk fee.....................                        (1)               (1)             7               1
   Administrative fee.................................      ---              ---               ---            ---             ---
                                                        ----------------------------------------------------------------------------
Net investment income (loss)..........................      ---               (1)                1              8               1
Capital gain distributions............................      ---                3                 1              3               2
Realized gain (loss) on investments...................       (1)               1                 2              4               6
Unrealized appreciation (depreciation) on investments.        2               (1)               13              3              18
                                                        ----------------------------------------------------------------------------
Net realized and unrealized gain on investments.......        1                3                16             10              26
                                                        ----------------------------------------------------------------------------
Net increase in net assets resulting from operations..        1                2                17             18              27
Net assets at beginning of year.......................        6               17                11             66              80
Variable annuity deposits (NOTES 2 AND 3).............       15               15               118             86              28
Terminations and withdrawals (NOTES 2 AND 3)..........      (21)             (25)               (5)           (45)            (15)
Annuity payments (NOTES 2 AND 3)......................      ---              ---               ---            ---             ---
                                                        ----------------------------------------------------------------------------
Net assets at end of year.............................     $  1             $  9              $141           $125            $120
                                                        ============================================================================

VARIABLE ANNUITY ACCOUNT III
================================================================================
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION -- SBL Variable Annuity Account III (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Deposits received by the Account are invested in the SBL Fund, a mutual fund not otherwise available to the public. As directed by the owners, amounts deposited may be invested in shares of Series A (Growth Series - emphasis on capital appreciation), Series B (Growth-Income Series - emphasis on capital appreciation with secondary emphasis on income), Series C (Money Market Series - emphasis on capital preservation while generating interest income), Series D (Worldwide Equity Series - emphasis on long-term capital growth through investment in foreign and domestic common stocks and equivalents), Series E (High-Grade Income Series - emphasis on current income with security of principal), Series J (Emerging Growth Series - emphasis on capital appreciation), Series K (Global Aggressive Bond Series emphasis on high current income with secondary emphasis on capital appreciation), Series M (Specialized Asset Allocation Series - emphasis on high total return consisting of capital appreciation and current income), Series N (Managed Asset Allocation Series - emphasis on high level of total return), Series O (Equity Income Series - emphasis on substantial dividend income and capital appreciation) and Series S (Social Awareness Series - emphasis on capital appreciation).

    Under the terms of the investment advisory contracts, portfolio investments of the underlying mutual fund are made by Security Management Company, LLC
    (SMC), a limited liability company controlled by its members, SBL and Security Benefit Group, Inc., a wholly-owned subsidiary of SBL.

    SMC has engaged T. Rowe Price Associates, Inc. to provide subadvisory services for the Managed Asset Allocation Series and the Equity Income Series; Meridian Investment Management Corporation to provide subadvisory services for the Specialized Asset Allocation Series and Strong Capital Management, Inc. to provide subadvisory services to the Small Cap Series. Lexington Management Corporation (LMC) served as subadvisor for the
    Worldwide Equity Series until November 1, 1998, when LMC was replaced by OppenheimerFunds, Inc. Effective December 31, 1998, LMC resigned as subadvisor for Global Aggressive Bond Series, which will be advised by SMC.

    INVESTMENT VALUATION -- Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine gains and losses. Security transactions are accounted for on the trade date.

    The cost of investments purchased and proceeds from investments sold for the year ended December 31 was as follows:

                                                       COST OF         PROCEEDS
                                                      PURCHASES       FROM SALES
                                                      ---------       ----------
                                                            (IN THOUSANDS)
    Growth Series.................................      $3,741          $4,687
    Growth-Income Series..........................       2,455           2,345
    Money Market Series...........................       5,799           5,542
    Worldwide Equity Series.......................         447             366
    High-Grade Income Series......................         166             226
    Emerging Growth Series........................         334             395
    Global Aggressive Bond Series.................          15              21
    Specialized Asset Allocation Series...........          18              28
    Managed Asset Allocation Series...............         120               7
    Equity Income Series..........................          89              45
    Social Awareness Series.......................          31              15

    ANNUITY RESERVES -- Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

    REINVESTMENT OF DIVIDENDS -- Dividends and capital gain distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective series. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

    FEDERAL INCOME TAXES -- The operations of the Account are included in the operations of SBL. Under current law, no federal income taxes are allocated by SBL to the operations of the Account.

    USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  VARIABLE ANNUITY CONTRACT CHARGES

    SBL deducts an administrative fee of $30 per year for each contract, except for certain contracts based on a minimum account value and the period of time the contract has been in force. Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate ranging from 0.85% to 1.2% of the net asset value of each contract, of which 0.7% is for assuming mortality risks and the remainder is for assuming expense risks.

    When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

    A contingent deferred sales charge is assessed against certain withdrawals during the first eight years of the contract, declining from 8% in the first year to 1% in the eighth year. There were no such charges in 1998.

3.  SUMMARY OF UNIT TRANSACTIONS (IN THOUSANDS)

                                                                           UNITS
                                                                           -----
    Growth Series:
        Variable annuity deposits.........................................  25
        Terminations, withdrawals, annuity payments and expense charges...  40

    Growth-Income Series:
        Variable annuity deposits.........................................  21
        Terminations, withdrawals, annuity payments and expense charges...  24

     Money Market Series:
        Variable annuity deposits......................................... 195
        Terminations, withdrawals, annuity payments and expense charges... 187

     Worldwide Equity Series:
        Variable annuity deposits.........................................  20
        Terminations, withdrawals, annuity payments and expense charges...  18

     High-Grade Income Series:
        Variable annuity deposits.........................................   4
        Terminations, withdrawals, annuity payments and expense charges...   8

     Emerging Growth Series:
        Variable annuity deposits.........................................  12
        Terminations, withdrawals, annuity payments and expense charges...  16

     Global Aggressive Bond Series:
        Variable annuity deposits.........................................   1
        Terminations, withdrawals, annuity payments and expense charges...   2

     Specialized Asset Allocation Series:
        Variable annuity deposits.........................................   1
        Terminations, withdrawals, annuity payments and expense charges...   2

     Managed Asset Allocation Series:
        Variable annuity deposits.........................................   8
        Terminations, withdrawals, annuity payments and expense charges... ---

     Equity Income Series:
        Variable annuity deposits.........................................   5
        Terminations, withdrawals, annuity payments and expense charges...   2

     Social Awareness Series:
        Variable annuity deposits.........................................   1
        Terminations, withdrawals, annuity payments and expense charges...   1